Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies
Significant Accounting Policies

(4)   Significant Accounting Policies

(a)   Subsidiaries and associates

Subsidiaries are entities, including special purpose entities (SPE), over which the Group exercises control, either directly or indirectly, through subsidiaries. The Group controls a subsidiary when it has the substantive rights in force that provide the ability to manage relevant activities. The Group is exposed or has the right to variable returns for its involvement in the subsidiaries when the returns obtained vary depending on the economic performance of the subsidiaries.

The income, expenses and cash flows of subsidiaries are included in the consolidated financial statements from the date of acquisition, which is when the Group takes control. Subsidiaries are excluded from the consolidated Group from the date on which control is lost.

Transactions and balances with Group companies and unrealized gains or losses have been eliminated upon consolidation.

The accounting policies of subsidiaries have been adapted to those of the Group for transactions and other events in similar circumstances.

The financial statements of consolidated subsidiaries have been prepared as of the same date and for the same reporting period as the financial statements of the Company.

Associates are entities over which the Company, either directly or indirectly through subsidiaries, exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those entities. The existence of potential voting rights that are exercisable or convertible at the end of each reporting period, including potential voting rights held by the Group or other entities, are considered when assessing whether an entity has significant influence.

Investments in associates are initially recognized at acquisition cost, including any cost directly attributable to the acquisition and any consideration receivable or payable contingent on future events or on compliance with certain conditions.

Subsequently, investments in associates are accounted for using the equity method from the date that significant influence commences until the date that significant influence ceases.

The excess of the cost of the investment over the Group’s share of the fair values of the identifiable net assets is recognized as goodwill, which is included in the carrying amount of the investment. Any shortfall, once the cost of the investment and the identification and measurement of the associate’s net assets have been evaluated, is recognized as income when determining the investor’s share of the profit and loss of the associate for the year in which it was acquired.

The accounting policies of associates have been harmonized in terms of timing and measurement, applying the policies described for subsidiaries.

The Group’s share of the profit and loss of an associate from the date of acquisition is recognized as an increase or decrease in the value of the investments, with a credit or debit to share of the profit and loss for the year of “equity-accounted investees” in the consolidated statement of profit and loss (consolidated statement of comprehensive income). The Group’s share of other comprehensive income of associates from the date of acquisition is recognized as an increase or decrease in the investments in associates with a balancing entry recognized by type in other comprehensive income. The distribution of dividends is recognized as a decrease in the value of the investment. The Group’s share of profit and loss, including impairment losses recognized by the associates, is calculated based on income and expenses arising from application of the acquisition method.

When the Group's share of the losses in an investment accounted for using the equity method equals or exceeds its interest in the entity, the Group does not recognize additional losses, unless it has incurred in obligations or made payments on behalf of the other entity.

The Group’s share of the profit and loss of an associate and changes in equity is calculated to the extent of the Group’s interest in the associate at year end and does not reflect the possible exercise or conversion of potential voting rights. However, the Group’s share is calculated taking into account the possible exercise of potential voting rights and other derivative financial instruments which, in substance, currently allow access to the economic benefits associated with the interests held, such as entitlement to a share in future dividends and changes in the value of associates.

Information on the subsidiaries and associates included in the consolidated Group is presented in Appendix I.

(b)   Business combinations

On the date of transition to IFRS-EU, 1 January 2004, the Group applied the exception permitted under IFRS 1 “First-time adoption of International Financial Reporting Standards”, whereby only those business combinations performed as from 1 January 2004 have been recognized using the acquisition method. Entities acquired prior to that date were recognized in accordance with accounting prevailing at that time, taking into account the necessary corrections and adjustments at the transition date.

The Group applies the revised IFRS 3 “Business combinations” in transactions made subsequent to 1 January 2010.

The Group applies the acquisition method for business combinations.

The acquisition date is the date on which the Group obtains control of the acquiree.

Business combinations made subsequent to 1 January 2010

The cost of the business combination is calculated as the sum of the acquisition-date fair values of the assets transferred, the liabilities incurred or assumed, equity instruments issued and any additional consideration contingent on future events or the fulfilment of certain conditions, in exchange for control of the acquiree.

The consideration paid excludes all amounts that do not form part of the exchange for the acquired business. Acquisition-related costs are accounted for as expenses when incurred. Share increase costs are recognized as equity when the increase takes place and borrowing costs are deducted from the financial liability when it is recognized.

At the acquisition date the Group recognizes at fair value the assets acquired and liabilities assumed. Liabilities assumed include any contingent liabilities that represent present obligations arising from past events for which the fair value can be reliably measured. The Group also recognizes indemnification assets transferred by the seller at the same time and following the same measurement criteria as the item that is subject to indemnification from the acquired business, taking into consideration, where applicable, the insolvency risk and any contractual limit on the indemnity amount.

This criterion does not include non-current assets or disposal groups of assets which are classified as held for sale, long-term defined benefit employee benefit liabilities, share-based payment transactions, deferred tax assets and liabilities and intangible assets arising from the acquisition of previously transferred rights.

Assumed assets and liabilities are classified and designated for subsequent measurement in accordance with the contractual terms, economic conditions, operating or accounting policies and other factors that exist at the acquisition date, except for leases and insurance contracts.

The excess between the consideration transferred and the value of net assets acquired and liabilities assumed, less the value assigned to non-controlling interests, is recognized as goodwill. Where applicable, any shortfall, after evaluating the consideration transferred, the value assigned to non-controlling interests and the identification and measurement of net assets acquired, is recognized in profit and loss.

When a business combination has been provisionally determined, net identifiable assets have initially been recognized at their provisional value, and any adjustments made during the measurement period have been recorded as if they had been known at that date. Where applicable, comparative figures for the prior year have been restated. Adjustments to the provisional values only reflect information relating to events and circumstances existing at the acquisition date and which, had they been known, would have affected the amounts recognized at that date. Once this period has elapsed, adjustments are only made to initial values when errors must be corrected. Any potential benefits arising from tax losses and other deferred tax assets of the acquiree that have not been recorded as they did not qualify for recognition at the acquisition date, are accounted for as income tax revenue, provided the adjustments were not made during the measurement period.

The contingent consideration is classified in accordance with underlying contractual terms as a financial asset or financial liability, equity instrument or provision. Provided that subsequent changes to the fair value of a financial asset or financial liability do not relate to an adjustment of the measurement period, they are recognized in consolidated profit and loss. The contingent consideration classified, where applicable, as equity is not subject to subsequent change, with settlement being recognized in equity. The contingent consideration classified, where applicable, as a provision is recognized subsequently in accordance with the relevant measurement standard.

Business combinations made prior to 1 January 2010

The cost of the business combination is calculated as the sum of the acquisition-date fair values of the assets transferred, the liabilities incurred or assumed, and equity instruments issued by the Group, in exchange for control of the acquiree, plus any costs directly attributable to the business combination. Any additional consideration contingent on future events or the fulfilment of certain conditions is included in the cost of the combination provided that it is probable that an outflow of resources embodying economic benefits will be required and the amount of the obligation can be reliably estimated. Subsequent recognition of contingent considerations or subsequent variations to contingent considerations is recognized as a prospective adjustment to the cost of the business combination.

Where the cost of the business combination exceeds the Group’s interest in the fair value of the identifiable net assets of the entity acquired, the difference is recognized as goodwill, whilst the shortfall, once the costs of the business combination and the fair values of net assets acquired have been reconsidered, is recognized in profit and loss.

(c)   Non-controlling interests

Non-controlling interests in subsidiaries acquired after 1 January 2004 are recognized at the acquisition date at the proportional part of the fair value of the identifiable net assets. Non-controlling interests in subsidiaries acquired prior to the transition date were recognized at the proportional part of the equity of the subsidiaries at the date of first consolidation.

Non-controlling interests are disclosed in the consolidated balance sheet under equity separately from equity attributable to the Parent. Non-controlling interests’ share in consolidated profit and loss for the year (and in consolidated comprehensive income for the year) is disclosed separately in the consolidated statement of profit and loss (consolidated statement of comprehensive income).

The consolidated profit and loss for the year, consolidated comprehensive income and changes in equity of the subsidiaries attributable to the Group and non-controlling interests after consolidation adjustments and eliminations, is determined in accordance with the percentage ownership at year end, without considering the possible exercise or conversion of potential voting rights. However, Group and non-controlling interests are calculated taking into account the possible exercise of potential voting rights and other derivative financial instruments which, in substance, currently allow access to the economic benefits associated with the interests held, such as entitlement to a share in future dividends and changes in the value of subsidiaries.

Profit and loss and each component of other comprehensive income are assigned to equity attributable to shareholders of the Parent and to non-controlling interests in proportion to their interest, although this implies a balance receivable from non-controlling interests. Agreements signed between the Group and the non-controlling interests are recognized as a separate transaction.

The increase and reduction of non-controlling interests in a subsidiary in which control is retained is recognized as an equity instrument transaction. Consequently, no new acquisition cost arises on increases, nor is a gain recorded on reductions; rather, the difference between the consideration transferred or received and the carrying amount of the non-controlling interests is recognized in the reserves of the investor, without prejudice to reclassifying consolidation reserves and reallocating other comprehensive income between the Group and the non-controlling interests. When a Group’s interest in a subsidiary diminishes, non-controlling interests are recognized at their share of the net consolidated assets, including goodwill.

(d)   Joint arrangements

Joint arrangements are those in which there is a contractual agreement to share the control over an economic activity, in such a way that the decisions over relevant activities require the unanimous consent of the Group and the remaining venturers. Under IFRS 11 "Joint arrangements" investments in joint arrangements are classified as joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than on the legal structure of the joint agreement.

Interests in joint ventures are accounted for using the equity method, after initially being recognized at cost in the consolidated balance sheet.

The acquisition cost of investments in joint arrangements is determined consistently with that established for investments in associates.

(e)   Foreign currency transactions and balances

(i)	Functional and presentation currency

The consolidated financial statements are presented in thousands of Euros, which is the functional and presentation currency of the Parent.

(ii)	Foreign currency transactions, balances and cash flows

Foreign currency transactions are translated into the functional currency using the previous month’s exchange rate for all transactions performed during the current month. This method does not differ significantly from applying the exchange rate at the date of the transaction.

Monetary assets and liabilities denominated in foreign currencies have been translated into thousands of Euros at the closing rate, while non-monetary assets and liabilities measured at historical cost have been translated at the exchange rate prevailing at the transaction date. Non-monetary assets measured at fair value have been translated into thousands of Euros at the exchange rate at the date that the fair value was determined.

In the consolidated statement of cash flows, cash flows from foreign currency transactions have been translated into thousands of Euros at the exchange rates prevailing at the dates the cash flows occur. The effect of exchange rate fluctuations on cash and cash equivalents denominated in foreign currencies is recognized separately in the statement of cash flows as “Effect of exchange rate fluctuations on cash and cash equivalents”.

Exchange gains and losses arising on the settlement of foreign currency transactions and the translation into thousands of Euros of monetary assets and liabilities denominated in foreign currencies are recognized in profit and loss.

(iii)	Translation of foreign operations

The translation into thousands of Euros of foreign operations for which the functional currency is not the currency of a hyperinflationary economy is based on the following criteria:

•

Assets and liabilities, including goodwill and net asset adjustments derived from the acquisition of the operations, including comparative amounts, are translated at the closing rate at the reporting date;

•

Income and expenses, including comparative amounts, are translated using the previous month’s exchange rate for all transactions performed during the current month. This method does not differ significantly from using the exchange rate at the date of the transaction;

•	Translation differences resulting from application of the above criteria are recognized in other comprehensive income.

(f)    Borrowing costs

In accordance with IAS 23 “Borrowing Costs”, since 1 January 2009 the Group recognizes borrowing costs directly attributable to the purchase, construction or production of qualifying assets as an increase in the value of these assets. Qualifying assets are those which require a substantial period of time before they can be used or sold. To the extent that funds are borrowed specifically for the purpose of obtaining a qualifying asset, the amount of borrowing costs eligible for capitalization is determined as the actual borrowing costs incurred, less any investment income on the temporary investment of those funds. Capitalized borrowing costs corresponding to general borrowing are calculated as the weighted average of the qualifying assets without considering specific funds. The amount of borrowing costs capitalized cannot exceed the amount of borrowing costs incurred during that period. The capitalized borrowing costs include adjustments to the carrying amount of financial liabilities arising from the effective portion of hedges entered into by the Group.

The Group begins capitalizing borrowing costs as part of the cost of a qualifying asset when it incurs expenditure for the asset, interest is accrued, and it undertakes activities that are necessary to prepare the asset for its intended use or sale, and ceases capitalizing borrowing costs when all or substantially all the activities necessary to prepare the qualifying asset for its intended use or sale are complete. Nevertheless, capitalization of borrowing costs is suspended when active development is interrupted for extended periods.

The remaining interest costs are recognized as an expense in the year in which they are incurred.

(g)   Property, plant and equipment

(i)	Initial recognition

Property, plant and equipment are recognized at cost or deemed cost, less accumulated depreciation and any accumulated impairment losses. Land is not subject to depreciation. The cost of self-constructed assets is determined using the same principles as for an acquired asset, while also considering the criteria applicable to production costs of inventories. Capitalized production costs are recognized by allocating the costs attributable to the asset to “Self-constructed non-current assets” in the consolidated statement of profit and loss.

(ii)	Depreciation

Property, plant and equipment are depreciated by allocating the depreciable amount of an asset on a systematic basis over its useful life. The depreciable amount is the cost or deemed cost of an asset, less its residual value. The Group determines the depreciation charge separately for each item for a component of property, plant and equipment with a cost that is significant in relation to the total cost of the asset.

Property, plant and equipment are depreciated using the following criteria:

	Depreciation method	Rates

Buildings	Straight line	1% - 3%
Other property, technical equipment and machinery	Straight line	4% - 10%
Other property, plant and equipment	Straight line	7% - 33%

The Group reviews residual values, useful lives and depreciation methods at each financial year end. Changes to initially established criteria are accounted for as a change in accounting estimates.

(iii)	Subsequent recognition

Subsequent to initial recognition of the asset, only those costs incurred which will probably generate future profits and for which the amount may reliably be measured are capitalized. Costs of day-to-day servicing are recognized in profit and loss as incurred.

Replacements of property, plant and equipment which qualify for capitalization are recognized as a reduction in the carrying amount of the items replaced. Where the cost of the replaced items has not been depreciated independently and it is not possible to determine the respective carrying amount, the replacement cost is used as indicative of the cost of items at the time of acquisition or construction.

(iv)	Impairment

The Group tests for impairment and reversals of impairment losses on property, plant and equipment based on the criteria set out in note 4(i) below.

(h)   Intangible assets

(i)	Goodwill

Goodwill is generated on the business combinations and is calculated using the criteria described in the section on business combinations.

Goodwill is not amortized, but is tested for impairment annually or more frequently whenever there is an indication that goodwill may be impaired. Goodwill acquired in business combinations is allocated to the cash-generating units (CGUs) or groups of CGUs which are expected to benefit from the synergies of the business combination and the criteria described in note 7 are applied. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Gains and losses on the sale of an entity include the carrying amount of the goodwill related to the entity sold.

(ii)	Internally generated intangible assets

Any research and development expenditure incurred during the research phase of projects is recognized as an expense when incurred.

Costs related with development activities are capitalized when:

•	The Group has technical studies that demonstrate the feasibility of the production process;
•	The Group has undertaken a commitment to complete production of the asset, to make it available for sale or internal use;
•	The asset will generate sufficient future economic benefits;
•

The Group has sufficient technical and financial resources to complete development of the asset and has devised budget control and cost accounting systems that enable monitoring of budgetary costs, modifications and the expenditure actually attributable to the different projects.

The cost of internally generated assets by the Group is calculated using the same criteria established for determining production costs of inventories. The production cost is capitalized by allocating the costs attributable to the asset to self-constructed non-current assets in the consolidated statement of profit and loss.

Expenditure on activities that contribute to increasing the value of the different businesses in which the Group as a whole operates is expensed when incurred. Replacements or subsequent costs incurred on intangible assets are generally recognized as an expense, except where they increase the future economic benefits expected to be generated by the assets.

Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

(iii)	Other intangible assets

Other intangible assets are carried at cost, or at fair value if they arise on business combinations, less accumulated amortization and impairment losses.

Intangible assets with indefinite useful lives are not amortized but tested for impairment at least annually.

(iv)	Intangible assets acquired in business combinations

The cost of the identifiable intangible assets acquired in Biotest's business combination includes the fair value of the current contracts.

The cost of identifiable intangible assets acquired in the business combination of Hologic includes the fair value of the R&D projects and the Intellectual Property-Patents.

The cost of identifiable intangible assets acquired in the business combination of Novartis includes the fair value of the existing royalty agreements.

The cost of identifiable intangible assets acquired in the Progenika business combination includes the fair value of currently marketed products sold and which are classified under “Other intangible assets” and “Research and Development”.

The cost of identifiable intangible assets acquired in the Talecris business combination includes the fair value of currently marketed products sold and which are classified under “Other intangible assets”.

(v)	Useful life and amortization rates

The Group assesses whether the useful life of each intangible asset acquired is finite or indefinite. An intangible asset is regarded as having an indefinite useful life when there is no foreseeable limit to the period over which the asset will generate net cash inflows.

Intangible assets with finite useful lives are amortized by allocating the depreciable amount of an asset on a systematic basis over its useful life, by applying the following criteria:

	Amortisation method	Rates

Development expenses	Straight line	10%
Concessions, patents, licences, trademarks and similar	Straight line	4% - 20%
Computer software	Straight line	33%
Currently marketed products	Straight line	3% - 10%

The depreciable amount is the cost or deemed cost of an asset, less its residual value.

The Group does not consider the residual value of its intangible assets to be material. The Group reviews the residual value, useful life and amortization method for intangible assets at each financial year end. Changes to initially established criteria are accounted for as a change in accounting estimates.

(i)   Leases

Leases after IFRS 16 application:

The Group had to change its accounting policies as a result of adopting IFRS 16. The Group has changed its accounting policy for leases where the Group is the lessee. The new policy is described in note 2(c) and the impact of the change in note 2 (c) and 9.

(i)	Definitions

Lease contracts

A lease contract is a contract that fulfills the following conditions:

•

There is an identified asset explicitly specified in the contract or implicitly specified when it is made available for use by the Group. When the asset is a portion of an asset’s capacity it could also be an identified asset if it is physically distinct (a floor of a building, a storage location in a warehouse) or the Group has the right to receive substantially all its of capacity.

•	The lessee has the right to direct the use of the identified asset that means the right to determine how and for what purpose the asset will be used.
•	The lessee has the right to obtain all the economic benefits from that use throughout the period of use.

Non-lease contracts

Even if an asset is specified in the contract, if the lessor has a substantive substitution right throughout the period of use, the asset is not identified and the contract does not contain a lease.

When the lessee does not have the right to control the use of the asset, the contract does not contain a lease.

Non-lease contracts are not under this policy and the accounting treatment will be the one for a service contract (usually recognized as an expense).

(ii)	Accounting policies

Lease contracts, where Grifols acts as lessee, will be recognized at inception of the contract as:

•	A lease liability representing its obligation to make future lease payments and,
•	A right of use representing its right to use the identified asset.

Exception: lease contracts that fulfill any of the following conditions will be recognized as monthly expense over the lease term:

•For lease contracts where the lease term is 12 months or less at the commencement date.

•For lease contracts where the value of the leased asset (individually), when new, is lower than US Dollars 5.000 or its equivalent in another currency.

Lease liability

Initial measurement

Lease liability corresponds to the present value of payments during the lease term using the interest rate implicit in the lease or, if this cannot be readily determined, the incremental lending rate, as follows:

•	Lease payments

Only lease components included in the lease contract are part of the liability calculation:

-	Fixed payments, less any lease incentives receivable;
-	Variable lease payments that depend on a known index or a rate;
-	The purchase option price if the lessee is reasonably certain to exercise that option;
-	Any amount already paid at the contract commencement date must not be included.

Non-lease components that could be included in a lease contract (e.g. maintenance services, consumption as utilities…) are not part of the lease liability and must be recognized as an expense as soon as the service is rendered to Grifols using the corresponding account according to its nature.

•	Lease term

The lease term is the non-cancellable period considering the initial term of each contract unless Grifols has a unilateral extension or termination option and there is reasonable certainty that this option will be exercised, in which case the corresponding extension term or early termination will be taken into account.

The lease liability is then calculated at the present value of the lease payments during the lease term, using an incremental discount rate specified in the contract, except for those contracts in which implicit interest rate is used because it is specifically mentioned in the contract.

•	Discount rate

Under IFRS 16, a lessee shall discount the future lease payments using the lease implicit interest rate if this can be reliably determined. Otherwise, the lessee shall use the incremental borrowing rate. The Group uses the incremental borrowing rate. This is the rate that a lessee would have to pay at the commencement date of the lease for a loan of a similar term, and with similar security, to obtain an asset of similar value to the right-of-use asset in a similar economic environment.

Subsequent assessment

Subsequently, the lease financial liability will be increased by the interest on the lease liability and reduced by the payments made. The liability will be remeasured if there are changes in the amounts payable and the terms of the lease.

Lease liabilities will:

•	Increase the carrying amount to reflect the corresponding accrual of interest expense;
•	Reduce the carrying amount to reflect the lease payments made; and
•

Remeasure (increase or reduce) the carrying amount to reflect any reassessment or lease modifications. The balancing entry will be a lease expense for retrospective lease payments or right-of-use-assets for future lease payments. The discount rate to be used depends on the event causing the reassessment or modification.

Right-of-use asset (ROU asset)

Initial measurement

ROU assets are initially measured at cost, which comprises:

•	Initial measurement of the lease liability,
•	Any lease payments made to the lessor at or before the commencement date,
•	Estimated costs to dismantle or to remove the underlying asset,
•	Less any discount or incentive received from the lessor.

Subsequent measurement

The ROU asset is measured at cost, less any accumulated depreciation and any accumulated impairment losses.

Net book value of the ROU asset must be adjusted as for any re-measurement of the lease liability.

Depreciation method and useful life

Depreciation method: straight-line basis. Depreciation starts at the lease commencement date (when the asset is available for use).

Useful life:

•If the purchase option is reasonably certain to be exercised: Useful life of the underlying asset.

•Otherwise: The earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

Leases before IFRS 16 application:

(i)Lessee accounting records

The Group has rights to use certain assets through lease contracts.

Leases in which the Group assumes substantially all the risks and rewards incidental to ownership are classified as finance leases, otherwise they are classified as operating leases.

•Finance leases

At the commencement of the lease term, the Group recognizes finance leases as assets and liabilities at the lower of the fair value of the leased asset and the present value of the minimum lease payments. Initial direct costs are added to the asset’s carrying amount. Minimum lease payments are apportioned between the finance charge and the reduction of the outstanding liability. The finance charge is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability. Contingent rents are recognized as an expense in the years in which they are incurred. Property, plant and equipment acquired through a finance lease is amortized over the useful life of the asset or within the term of the lease, whichever is less, if there is no reasonable certainty that the group will obtain the property at the end of the term of the lease.

•Operating leases

Lease payments under an operating lease (excluding incentives) are recognized as an expense on a straight-line basis unless another systematic basis is representative of the time pattern of the user’s benefit.

(ii)Leasehold investments

Non-current investments in properties leased from third parties are recognized on the basis of the same criteria for property, plant and equipment. Investments are amortized over the lower of their useful lives and the term of the lease contract. The lease term is consistent with that established for recognition of the lease.

(iii)Sale and leaseback transactions

Any profit on sale and leaseback transactions that meet the conditions of a finance lease is deferred over the term of the lease.

When the leaseback is classified as an operating lease:

•If the transaction is established at fair value, any profit and loss on the sale is recognized immediately in the consolidated statement of profit and loss for the year;

•If the sale price is below fair value, any profit and loss is recognized immediately in the consolidated statement of profit and loss. However, if the loss is compensated for by future lease payments at below market price, it is deferred in proportion to the lease payments over the period for which the asset is to be used.

(j)Impairment of goodwill, other intangible assets and other non-financial assets subject to depreciation or amortization

The Group evaluates whether there are indications of possible impairment losses on non-financial assets subject to amortization or depreciation, to verify whether the carrying amount of these assets exceeds the recoverable amount.

The Group tests goodwill, intangible assets with indefinite useful lives and intangible assets with finite useful lives that are not available for use for potential impairment at least annually, irrespective of whether there is any indication that the assets may be impaired.

The recoverable amount of the assets is the higher of their fair value less costs of disposal and their value in use. An asset’s value in use is calculated based on an estimate of the future cash flows expected to derive from the use of the asset, expectations about possible variations in the amount or timing of those future cash flows, the time value of money, the price for bearing the uncertainty inherent in the asset and other factors that market participants would reflect in pricing the future cash flows deriving from the asset.

Negative differences arising from comparison of the carrying amounts of the assets with their recoverable amounts are recognized in the consolidated statement of profit and loss. Recoverable amount is determined for each individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. If this is the case, recoverable amount is determined for the cash-generating unit (CGU) to which the asset belongs.

Impairment losses recognized for cash-generating units are first allocated to reduce, where applicable, the carrying amount of goodwill allocated to the CGU and then to the other assets of the CGU pro rata on the basis of the  carrying amount of each asset. The carrying amount of each asset may not be reduced below the highest of its fair value less costs of disposal, its value in use and zero.

At the end of each reporting period the Group assesses whether there is any indication that an impairment loss recognized in prior periods may no longer exist or may have decreased. Impairment losses on goodwill are not reversible. Impairment losses on other assets are only reversed if there has been a change in the estimates used to calculate the recoverable amount of the asset.

A reversal of an impairment loss is recognized in consolidated profit and loss. The increased carrying amount of an asset attributable to a reversal of an impairment loss may not exceed the carrying amount that would have been determined, net of depreciation or amortization, had no impairment loss been recognized.

A reversal of an impairment loss for a CGU is allocated to the assets of each unit, except goodwill, pro rata with the carrying amounts of those assets. The carrying amount of an asset may not be increased above the lower of its recoverable amount and the carrying amount that would have been disclosed, net of amortization or depreciation, had no impairment loss been recognized.

(k)  Financial instruments

(i)Classification of the financial instruments

Financial instruments are classified at the time of their initial recognition as a financial asset, a financial liability or an equity instrument, in accordance with the economic substance of the contractual agreement and with the definitions of financial assets, financial liabilities or equity instruments indicated in IAS 32 “Financial instruments: Presentation”.

For purposes of its valuation, the Group classifies financial instruments in the categories of financial assets and financial liabilities at fair value through profit or loss, separating those initially designated from those held for trading or mandatorily measured at fair value through profit or loss, financial assets and financial liabilities valued at amortized cost and financial assets measured at fair value through other comprehensive income, separating the equity instruments designated as such, from other financial assets. The classification depends on the Group's business model to manage the financial assets and the contractual terms of the cash flows.

The Group classifies a financial asset at amortized cost if it is held in the framework of a business model whose objective is to hold financial assets to obtain contractual cash flows and the contractual terms of the financial asset give rise, on specified dates, to cash flows which are only principal and interest payments on the outstanding principal amount (OPIP).

The Group classifies a financial asset at fair value through changes in other comprehensive income, if it is maintained in the framework of a business model whose objective is achieved by obtaining contractual cash flows and selling financial assets and the contractual conditions of the financial asset give rise to, at specified dates, to cash flows that are OPIP.

The business model is determined by the key personnel of the Group and at a level that reflects the way in which they jointly manage groups of financial assets to achieve a specific business objective. The Group's business model represents the way in which it manages its financial assets to generate cash flows.

Financial assets that are part of a business model whose objective is to hold assets to receive contractual cash flows are managed to generate cash flows in the form of contractual collections during the life of the instrument. The Group manages the assets held in the portfolio to receive these specific contractual cash flows. To determine whether cash flows are obtained through the collection of contractual cash flows from financial assets, the Group considers the frequency, value and timing of sales in prior years, the reasons for those sales and expectations in relation to with the future sales activity. However, the sales themselves do not determine the business model and, therefore, cannot be considered in isolation. Instead, it is the information on past sales and future sales expectations that provides indicative data on how to achieve the stated objective of the Group with respect to the management of financial assets and, more specifically, the way where cash flows are obtained.

For assets measured at fair value, losses and gains will be recognized in profit or loss or other comprehensive income. For investments in equity instruments that are not held for trading, it will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for investments in equity at fair value through other comprehensive income (COCI).

The Group reclassifies investments in debt when and only when its business model to manage those assets changes.

(ii)Measurement

At the time of initial recognition, the Group values a financial asset at its fair value plus, in the case of a financial asset that is not at fair value through profit or loss, the costs of the transaction that are directly attributable to the acquisition. The transaction costs of financial assets at fair value through profit or loss are taken to results.

In order to determine the fair value of financial assets or liabilities, the Group uses market data as much as possible. Based on the factors used for the measurement, the fair values are hierarchized based on the following levels:

•Level 1: quoted prices (unadjusted) within current markets for assets or liabilities identical to those under consideration.

•Level 2: factors other than the prices considered in Level 1 that come directly from the asset or liability in question, such as those that may derive directly from the price.

•Level 3: factors not based on data directly from the market.

In the event that the factors used to determine the fair value of an asset or liability are included in different levels of hierarchy, the fair value will be determined in its entirety based on the significant component located at the lowest level of hierarchy.

(iii)Offsetting principles

A financial asset and a financial liability are offset only when the Group has the legally enforceable right to set off the recognized amounts and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

(iv)Financial assets and liabilities at fair value through profit or loss

Financial assets or liabilities at fair value through profit or loss are those that are classified as held for trading or have been designated from the moment of initial recognition.

A financial asset or liability is classified as held for trading if:

•It is acquired or incurred mainly for the purpose of selling it or repurchasing it in the near term.

•On initial recognition it is part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent pattern of short-term profit-taking, or

•It is a derivative, except for a derivative that is a financial guarantee contract or a designated and effective hedging instrument.

Financial assets and liabilities at fair value through profit or loss are initially recognized at fair value. Transaction costs directly attributable to the purchase or issue are recognized as an expense as incurred.

After initial recognition, they are recognized at fair value through profit or loss. The fair value is not reduced by the transaction costs that may be incurred by their eventual sale or disposal by other means.

The Group does not reclassify any financial asset or liability to or from this category as long as it is recognized in the consolidated statement of financial position.

(v)Financial assets at amortized cost

Financial assets at amortized cost are initially recognized at their fair value, including the transaction costs incurred, and are subsequently measured at amortized cost, using the effective interest method.

(vi)Debt instruments

The subsequent valuation of the debt instruments depends on the Group's business model to manage the asset and the characteristics of the cash flows of the asset. The Group's debt instruments consist mainly of trade and other receivables, which the Group classifies as financial assets at amortized cost.

Financial assets at amortized cost are assets that the Group holds for the collection of contractual cash flows when these cash flows represent only payments of principal and interest, and are valued at amortized cost. Interest income from these financial assets is included in finance income in accordance with the effective interest rate method.

(vii)Equity instruments

The Group holds financial assets owned, mainly equity instruments, which are measured at fair value. When Group management has chosen to present the gains and losses on the fair value of the equity investments in other comprehensive income, after the initial recognition, the equity instruments are measured at fair value, recognizing the loss or gain in other comprehensive income. The amounts recognized in other comprehensive income are not subject to reclassification to profit or loss, without prejudice to reclassification to reserves at the time when the instruments are derecognized. Dividends from such investments continue to be recognized in income for the year as other income when the Group's right to receive payments is established.

(viii) Impairment

As of 1 January 2018, the Group evaluates, on a prospective basis, the expected credit losses associated with its debt instruments recorded at amortized cost. The Group uses the practical solutions permitted by IFRS 9 to assess the expected credit losses related to commercial accounts using a simplified approach, eliminating the need to evaluate when there has been a significant increase in credit risk. The simplified approach requires that the expected losses be recorded from the initial recognition of receivables, so that the Group determines expected credit losses as a probability-weighted estimate of such losses over the expected life of the financial instrument.

The practical solution applied is the use of a provision matrix based on the segmentation into groups of homogeneous assets, applying the historical information of percentages of non-payment for said groups and applying reasonable information about the future economic conditions.

The percentage of non-payment is calculated according to the current experience of non-payment during the last year, as it is a very dynamic market and is adjusted for the differences between current and historical economic conditions and considering projected information, which is reasonably available.

(ix)Derecognition of financial assets

The Group applies the criteria for the derecognition of financial assets to a part of a financial asset or to a part of a group of similar financial assets or to a financial asset or a group of similar financial assets.

Financial assets are derecognized when the rights to receive cash flows related to them have expired or have been transferred and the Group has substantially transferred the risks and rewards derived from their ownership.

(x)Financial liabilities at amortized cost

Financial liabilities, including trade payables and other accounts payable, that are not classified at fair value through profit or loss, are initially recognized at their fair value, less, if applicable, the transaction costs that are directly attributable to the issue. Subsequent to the initial recognition, liabilities classified under this category are valued at amortized cost using the effective interest rate method.

(xi)Derecognition  and modification of financial liabilities

The Group derecognizes a financial liability or part thereof when it has complied with the obligation contained in the liability, or is legally exempt from the main liability contained in the liability, either by virtue of a judicial process or by the creditor.

The Group considers that the conditions are substantially different if the present value of the discounted cash flows under the new conditions, including any commission paid net of any commission received, and using the original effective interest rate to make the discount, differs at least at 10 percent of the discounted present value of the cash flows that still remain of the original financial liability.

If the exchange is recorded as a cancellation of the original financial liability, the costs or commissions are recognized in consolidated results forming part of the result of the same. Otherwise, the costs or commissions adjust the carrying amount of the liability and are amortized by the amortized cost method during the remaining life of the modified liability.

The Group recognizes the difference between the carrying amount of the financial liability or a part of it that is canceled or assigned to a third party and the consideration paid, including any assigned asset different from the cash or liability assumed in profit or loss.

(l)    Equity instruments

The Group’s acquisition of equity instruments of the Parent is recognized separately at cost of acquisition in the consolidated balance sheet as a reduction in equity, regardless of the motive of the purchase. Any gains or losses on transactions with treasury equity instruments are not recognized in consolidated profit and loss.

The subsequent redemption of Parent shares, where applicable, leads to a reduction in share capital in an amount equivalent to the par value of such shares. Any positive or negative difference between the cost of acquisition and the par value of the shares is debited or credited to reserves. Transaction costs related with treasury equity instruments, including issue costs related to a business combination, are accounted for as a reduction in equity, net of any tax effect.

(m)  Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition.

The costs of conversion of inventories include costs directly related to the units of production and a systematic allocation of fixed and variable production overheads that are incurred in converting materials into finished goods. The allocation of fixed indirect overheads is based on the higher of normal production capacity or actual production.

The raw material used to produce hemoderivatives is human plasma, which is obtained from our donation centers using the plasmapheresis method. The cost of inventories includes the amount paid to plasma donors, or the amount billed by the seller when purchased from third parties, as well as the cost of products and devices used in the collection process, rental expenses and storage. This plasma has to be stored before use, which is an essential part of the production process. During the storage period, the plasma undergoes various virological tests and should be kept in quarantine in accordance with FDA and European Medicines Agency regulations, in order to guarantee that all the plasma is suitable for use in the production process.

To the extent that plasma storage costs are necessary to the production process, they are included as cost of inventories.

Indirect costs such as general management and administration costs are recognized as expenses in the period in which they are incurred.

The cost of raw materials and other supplies and the cost of merchandise are allocated to each inventory unit on a weighted average cost basis.

The transformation cost is allocated to each inventory unit on a FIFO (first-in, first-out) basis.

The Group uses the same cost model for all inventories of the same nature and with a similar use.

Volume discounts extended by suppliers are recognized as a reduction in the cost of inventories when it is probable that the conditions for discounts to be received will be met. Discounts for prompt payment are recognized as a reduction in the cost of the inventories acquired.

When the cost of inventories exceeds net realizable value, materials are written down to net realizable value, which is understood to be:

•For raw materials and other supplies, replacement cost. Nevertheless, raw materials and other supplies are not written down below cost if the finished goods into which they will be incorporated are expected to be sold at or above cost of production;

•Merchandise and finished goods, estimated selling price less costs to sell;

•Work in progress, the estimated selling price of related finished goods, less the estimated costs of completion and the estimated costs necessary to make the sale.

The previously recognized write-down is reversed against profit and loss when the circumstances that previously caused inventories to be written down no longer exist or when there is clear evidence of an increase in net realizable value because of changed economic circumstances. The reversal of the write-down is limited to the lower of the cost and revised net realizable value of the inventories. Write-downs may be reversed with a credit to “Cost of sales”.

(n)  Cash and cash equivalents

Cash and cash equivalents include cash on hand and demand deposits in financial institutions. They also include other short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. An investment normally qualifies as a cash equivalent when it has a maturity of less than three months from the date of acquisition.

The Group classifies cash flows relating to interest received and paid as operating activities, and dividends received and distributed are classified under investing and financing activities, respectively.

(o)   Government grants

Government grants are recognized when there is reasonable assurance that they will be received and that the Group will comply with the conditions attached.

(i)    Capital grants

Outright capital grants are initially recognized as deferred income in the consolidated balance sheet. Income from capital grants is recognized in the consolidated statement of profit and loss in line with the depreciation of the corresponding financed assets.

(ii)   Operating grants

Operating grants received to offset expenses or losses already incurred, or to provide immediate financial support not related to future disbursements, are recognized in the consolidated statement of profit and loss.

(iii)  Interest rate grants

Financial liabilities comprising implicit assistance in the form of below-market interest rates are initially recognized at fair value. The difference between this value, adjusted where necessary for the issue costs of the financial liability and the amount received, is recognized as a government grant based on the nature of the grant awarded.

(p)   Employee benefits

(i)    Defined contribution plans

The Group recognizes the contributions payable to a defined contribution plan in exchange for a service in the period in which contributions are accrued. Accrued contributions are recognized as an employee benefit expense in the corresponding consolidated statement of profit and loss in the year that the contribution was made.

(ii)   Termination benefits

Termination benefits are recognized at the earlier of the date when the Group can no longer withdraw the offer of those benefits and when the Group recognizes costs for a restructuring that involves the payment of termination benefits.

For termination benefits payable as a result of an employee’s decision to accept an offer of benefits, the time when the Group can no longer withdraw the offer of termination benefits is the earlier of when the employee accepts the offer and when a restriction on the Group’s ability to withdraw the offer takes effect.

For termination benefits payable as a result of the Group’s decision to make an employee redundant, the Group can no longer withdraw the offer when it has informed the affected employees or union representatives of the plan and the actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made. The plan must identify the number of employees to be made redundant, their job classifications or functions and their locations and the expected completion date. The plan must also establish the termination benefits that employees will receive in sufficient detail that employees can determine the type and amount of benefits they will receive when their employment is terminated.

If the Group expects to settle the termination benefits in full more than twelve months after year end, the liability is discounted using the market yield on high quality corporate bonds.

(iii)  Short-term employee benefits

The Group recognizes the expected cost of short-term employee benefits in the form of accumulating compensated absences when the employees render service that increases their entitlement to future compensated absences. In the case of non-accumulating compensated absences, the expense is recognized when the absences occur.

The Group recognizes the expected cost of profit-sharing and bonus plans when it has a present legal or constructive obligation to make such payments as a result of past events and a reliable estimate of the obligation can be made.

(iv)   Restricted Share Unit Retention Plan (RSU)

The Group gives share-based payments to certain employees who render services to the Company. The fair value of the services received is determined based on the estimated fair value of the shares given at the grant date. Because the equity instruments granted do not vest until the employees complete a specified period of service, those services are accounted for during the vesting period in the statement of profit and loss as an expense for the year, with the corresponding increase in equity. The amount recognized corresponds to that settled once the agreed terms have been met and it will not be adjusted or revalued during the accrual period, as the commitment is settled in the form of shares.

The total amount recognized is calculated based on the incentive payable in shares, increasing in line with percentages agreed by the Group. If an employee decides to leave his/her job prior to the end of the accrual period, he/she will only receive the agreed incentive in the form of shares and the Company will be able to choose whether to settle in cash or using equity instruments.

(q)   Provisions

Provisions are recognized when the Group has a present obligation (legal or implicit) as a result of a past event; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate can be made of the amount of the obligation. No provisions are recognized for future operating losses.

The amount recognized as a provision is the best estimate of the expenditure required to settle the present obligation at the end of the reporting period, taking into account all risks and uncertainties surrounding the amount to be recognized as a provision and, where the time value of money is material, the financial effect of discounting provided that the expenditure to be made each period can be reliably estimated. The discount rate used to determine the present value is a pre-tax rate that reflects the evaluations that the current market is making of the time value of money and the specific risks of the obligation. The increase in the provision due to the passage of time is recognized as an interest expense.

If it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed against the consolidated statement of profit and loss item where the corresponding expense was recognized.

(r)   Revenue recognition

Revenue from the sale of goods or services is recognized at an amount that reflects the consideration that the Group expects to be entitled to receive in exchange for transferring goods or services to a customer, at the time when the customer obtains control of the goods or services rendered. The consideration that is committed in a contract with a client can include fixed amounts, variable amounts, or both. The amount of the consideration may vary due to discounts, reimbursements, incentives, performance bonuses, penalties or other similar items. Contingent consideration is included in the transaction price when it is highly probable that the amount of revenue recognized is not subject to future significant reversals. Revenue is presented net of the value added tax and any other amount or tax, which in substance corresponds to amounts received on behalf of third parties.

(i)    Sale of goods

Revenue from the sale of goods is recognized when the Group meets the performance obligation by transferring the assets committed to the customer. An asset is transferred when the customer obtains control of that asset. When evaluating the satisfaction of the performance obligation, the Group considers the following indicators of the transfer of control, which include, but are not limited to the following:

•The Group has a present right to payment for the asset

•The customer has the legal right to the asset

•The Group has transferred the physical possession of the asset

•The customer has the significant risks and rewards of ownership of the asset

•The customer has accepted the asset

The Group participates in the government-managed Medicaid programs in the United States,   accounting for Medicaid rebates by recognizing an accrual at the time a sale is recorded for an amount equal to the estimated claims for Medicaid rebates attributable to the sale. Medicaid rebates are estimated based on historical experience, legal interpretations of the applicable laws relating to the Medicaid program and any new information regarding changes in the program regulations and guidelines that would affect rebate amounts. Outstanding Medicaid claims, Medicaid payments and inventory levels are analyzed for each distribution channel and the accrual is adjusted periodically to reflect actual experience. While rebate payments are generally made in the following or subsequent quarter, any adjustments for actual experience have not been material.

As is common practice in the sector, the purchase contracts signed by some customers with the Group entitle these customers to price discounts for a minimum purchase volume, volume discounts or prompt payment discounts. The Group recognizes these discounts as a reduction in sales and receivables in the same month that the corresponding sales are invoiced based on the customer’s actual purchase figures or on past experience when the customer’s actual purchases will not be known until a later date.

In the USA, the Group enters into agreements with certain customers to establish contract pricing for the products, which these entities purchase from the authorized wholesaler or distributor (collectively, wholesalers) of their choice. Consequently, when the products are purchased from wholesalers by these entities at the contract price which is less than the price charged by the Group to the wholesaler, the Group provides the wholesaler with a credit referred to as a chargeback. The Group records the chargeback accrual at the time of the sale. The allowance for chargebacks is based on Group’s estimate of the wholesaler inventory levels, and the expected sell-through of the products by the wholesalers at the contract price based on historical chargeback experience and other factors. The Group periodically monitors the factors that influence the provision for chargebacks, and makes adjustments when it considers that actual chargebacks may differ from established allowances. These adjustments occur in a relatively short period of time. As these chargebacks are typically settled within 30 to 45 days of the sale, adjustments for actual experience have not been material.

(ii)   Services rendered

Revenues associated with the rendering of service transactions are recognized by reference to the stage of completion at the consolidated balance sheet date when the outcome of the transaction can be estimated reliably. The outcome of a transaction can be estimated reliably when revenues, the stage of completion, the costs incurred and the costs to complete the transaction can be estimated reliably and it is probable that the economic benefits derived from the transaction will flow to the Group.

When the outcome of the transaction involving the rendering of services cannot be estimated reliably, revenue is recognized only to the extent of costs incurred that are recoverable.

(s)   Income tax

The income tax expense or tax income for the year comprises current tax and deferred tax.

Current tax is the amount of income taxes payable or recoverable in respect of the consolidated taxable profit or consolidated tax loss for the year. Current tax assets or liabilities are measured at the amount expected to be paid to or recovered from the taxation authorities, using the tax rates and tax laws that have been enacted or substantially enacted at the reporting date.

Deferred tax liabilities are the amounts of income taxes payable in future periods in respect of taxable temporary differences, whereas deferred tax assets are the amounts of income taxes recoverable in future periods in respect of deductible temporary differences, the carryforward of unused tax losses, and the carryforward of unused tax credits. Temporary differences are differences between the carrying amount of an asset or liability in the balance sheet and its tax base.

Current and deferred tax are recognized as income or an expense and included in profit and loss for the year, except to the extent that the tax arises from a transaction or event which is recognized, in the same or a different year, directly in equity, or from a business combination.

Grifols periodically evaluates the positions taken in the tax declarations regarding the situations in which the applicable tax regulations are subject to interpretation and establishes provisions, if necessary, based on the amounts expected to be paid to the tax authorities, whose provision is reflected in the tax gain (loss).

(i)    Taxable temporary differences

Taxable temporary differences are recognized in all cases except where:

•They arise from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor taxable income;

•They are associated with investments in subsidiaries over which the Group is able to control the timing of the reversal of the temporary difference and it is not probable that the temporary difference will reverse in the foreseeable future.

(ii)   Deductible temporary differences

Deductible temporary differences are recognized provided that:

•It is probable that sufficient taxable income will be available against which the deductible temporary difference can be utilized, unless the differences arise from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor taxable income;

•The temporary differences are associated with investments in subsidiaries to the extent that the difference will reverse in the foreseeable future and sufficient taxable income is expected to be generated against which the temporary difference can be offset.

Tax planning opportunities are only considered when assessing the recoverability of deferred tax assets and if the Group intends to use these opportunities or it is probable that they will be utilized.

(iii)  Measurement

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the years when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted. The tax consequences that would follow from the manner in which the Group expects to recover or settle the carrying amount of its assets or liabilities are also reflected in the measurement of deferred tax assets and liabilities.

At year end the Group reviews the fair value of deferred tax assets to write down the balance if it is not probable that sufficient taxable income will be available to apply the tax asset.

Deferred tax assets which do not meet the above conditions are not recognized in the consolidated balance sheet. At year end the Group assesses whether deferred tax assets which were previously not recognized now meet the conditions for recognition.

(iv)  Offset and classification

The Group only offsets current tax assets and current tax liabilities if it has a legally enforceable right to set off the recognized amounts and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

The Group only offsets deferred tax assets and liabilities where it has a legally enforceable right, where these relate to income taxes levied by the same taxation authority and where the taxation authority permits the entity to settle on a net basis, or to realize the asset and settle the liability simultaneously for each of the future years in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Deferred tax assets and liabilities are recognized in the consolidated balance sheet under non-current assets or liabilities, irrespective of the expected date of recovery or settlement.

(t)   Segment reporting

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, whose operating results are regularly reviewed by the Group’s chief operating decision maker to make decisions about resources to be allocated to the segment, assess its performance and, based on which, differentiated financial information is available.

(u)   Classification of assets and liabilities as current and non-current

The Group classifies assets and liabilities in the consolidated balance sheet as current and non-current. Current assets and liabilities are determined as follows:

•Assets are classified as current when they are expected to be realized or are intended for sale or consumption in the Group’s normal operating cycle, they are held primarily for the purpose of trading, they are expected to be realized within twelve months after the reporting date or are cash or a cash equivalent, unless the assets may not be exchanged or used to settle a liability for at least twelve months after the reporting date.

•Liabilities are classified as current when they are expected to be settled in the Group’s normal operating cycle, they are held primarily for the purpose of trading, they are due to be settled within twelve months after the reporting date or the Group does not have an unconditional right to defer settlement of the liability for at least twelve months after the reporting date.

•Financial liabilities are classified as current when they are due to be settled within twelve months after the reporting date, even if the original term was for a period longer than twelve months, and an agreement to refinance, or to reschedule payments, on a long-term basis is completed after the reporting date and before the consolidated financial statements are authorized for issue.

(v)   Environmental issues

The Group takes measures to prevent, reduce or repair the damage caused to the environment by its activities.

Property, plant and equipment acquired by the Group for long-term use to minimize the environmental impact of its activity and protect and improve the environment, including the reduction and elimination of future pollution from the Group’s operations, are recognized as assets applying the measurement, presentation and disclosure criteria described in note 4(g).